Contract liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Other Liabilities Disclosure [Abstract]
Schedule of contract liabilities

Contract liabilities consisted of the following:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Balance, beginning of the year	209,726	158,329	217,246
Addition	158,329	618,974	849,306
Recognized to revenue during the year	(209,726)	(158,329)	(217,246)
Total contract liabilities	158,329	618,974	849,306